Description of the Business, Basis of Presentation and Summary of Significant Accounting Policies - (Loss) per Share (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average number of shares outstanding, basic and diluted (shares)	368,703	277,980
SWK Warrant 1 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of securities called by warrants issued (shares)	543,479
Number of securities called by warrants outstanding (shares)	543,479
Private Placement [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of securities called by warrants issued (shares)	1,388,889
Number of securities called by warrants outstanding (shares)	1,388,889